Allowance for Credit Losses - Additional Information (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance	$ 1,811	$ 2,663
Billed
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance	1,811	2,663
Billed | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance	0	0
Billed | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance	628	735
Unbilled | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Container leaseback financing receivable, allowance for credit losses	132	424
Unbilled | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Net investment in finance leases, allowance for credit loss	$ 705	$ 1,333